Cover	Nov. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	UNDER ARMOUR, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33202
Entity Tax Identification Number	52-1990078
Entity Address, Address Line One	101 Performance Drive
Entity Address, Address Line One	MD
Entity Address, City or Town	Baltimore
Entity Address, Postal Zip Code	21230
City Area Code	410
Local Phone Number	468-2512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001336917
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	UAA
Security Exchange Name	NYSE
Class C Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class C Common Stock
Trading Symbol	UA
Security Exchange Name	NYSE